THE PRUDENTIAL SERIES FUND

655 BROAD STREET

NEWARK, NEW JERSEY 07102

October 28, 2016

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Prudential Series Fund
Registration Statement on Form N-14 (File No. 811-03623)

Dear Sir or Madam:

On behalf of The Prudential Series Fund (the “Trust”), a Delaware Statutory trust, we are hereby filing the Trust’s initial Registration Statement on Form N-14 (the “Registration Statement”) on behalf of the Government Money Market Portfolio (the Portfolio), which is a series of the Trust, in connection with the special meeting (the “Meeting”) of persons having voting rights in The Prudential Variable Contract Account—11 (“VCA 11”), which is organized as a separate account of The Prudential Insurance Company of America under New Jersey law.

As is explained in the Registration Statement, at the Meeting persons having voting rights in VCA 11 will be asked to consider the approval of an agreement and plan of reorganization, pursuant to which all of VCA 11’s assets and liabilities would be transferred to the Portfolio in exchange for the issuance of shares of the Portfolio to VCA 11, and the restructuring of VCA 11 as a unit investment trust.

These materials include the notice of the Meeting, the proxy statement, and the form of proxy card. It is proposed that the filing become effective on November 27, 2016 pursuant to Rule 488 under the Securities Act of 1933, as amended. Therefore, we would appreciate receiving the staff’s comments on or about November 17, 2016.

We would appreciate receiving the staff’s comments at your earliest convenience. Please do not hesitate to contact the undersigned at (973) 802-6469 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain